Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Prepaid Expenses and Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	June 30,	December 31,
	2021	2020
Prepaid agency fees and commissions	$1,553	$2,408
Prepaid foreign withholding taxes	3,542	2,207
Prepaid insurance	2,719	313
Contract assets, current portion	903	1,173
Licensed programming costs	573	497
Security deposits	2,150	—
Other	2,775	2,224
Total	$14,215	$8,822